Income Taxes (Income Taxes Included in The Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for doubtful accounts	$ 3	$ 81
Deferred revenue	56	275
Accrued expenses	374	441
Net operating loss and tax credit carryforwards	1,036	1,904
Lease liability	192
Other temporary differences	119	405
Deferred tax asset, net of valuation allowance	1,780	3,106
Deferred tax liabilities:
Property, plant and equipment	(251)	(231)
Right of use assets	(192)
Undistributed earnings	(591)	(509)
Deferred tax liabilities	(1,034)	(740)
Net deferred tax assets	$ 746	$ 2,366